Short-Term Bank Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Proceeds from bank loan	$ 0	$ 40,000	$ 0
Interest expense	$ 0	$ 71	$ 0
Interest rate		4.55%